SHARE-BASED COMPENSATION - Weighted-Average Assumptions (Details) - $ / shares		12 Months Ended
	May 12, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Range of expected volatility, Minimum	74.55%	75.77%	76.64%	75.69%
Range of expected volatility, Maximum	94.08%	81.26%	78.51%	81.50%
Range of risk free interest rate, Minimum	3.45%	3.45%	1.98%	0.72%
Range of risk free interest rate, Maximum	5.79%	4.79%	2.71%	1.38%
Weighted average expected option life (in years)	3 years 11 months 4 days	5 years 8 months 19 days	5 years 6 months 10 days	6 years 2 months 1 day
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted average fair value of share options	$ 1.59	$ 1.90	$ 0.32	$ 1.00